Share based compensation - Narrative (Details) - Company directors and senior management - shares	Dec. 31, 2022	Aug. 06, 2022
Share-based payment arrangement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for issuance (in shares)		2,910,053
Share capital percentage		5.50%
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares held (in shares)	125,553
Performance shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares held (in shares)	292,955